GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

        The information required to be contained in this report for the period ending July 31, 2002 for INVESCO Stock Funds, Inc. includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


INVESCO STOCK FUNDS, INC. - INVESCO Dynamics Fund
Filed No. 811-01474
Form N-30D
Filed via EDGAR and accepted on September 19, 2002
Accession No. 0000035692-02-000016